COMMITMENT AND CONTINGENCIES (Details Narrative) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($) Integer	Aug. 30, 2024 Integer	Jan. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Repayments of line of credit						$ 1,000
Payments for deposits		$ 12,000
Operating lease cost					0	78
Variable lease cost						7,700
Short term lease cost						196
Deposit liability current					100	10,700
Contract with customer liability current					2,700	696
Number of employees terminated | Integer								230
Building [Member]
Loss Contingencies [Line Items]
Short term lease cost					$ 3	70
Minimum [Member] | Building [Member]
Loss Contingencies [Line Items]
Lease operating lease remaining lease term					1 month
Maximum [Member] | Building [Member]
Loss Contingencies [Line Items]
Lease operating lease remaining lease term					11 months
Aircraft Leases Fixed [Member]
Loss Contingencies [Line Items]
Lessee operating lease term of contract									5 years	5 years
Lessee operating lease discount rate									12.00%	12.00%
Aircraft Leases Variable [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Lease operating lease remaining lease term					1 year
Lessee operating lease renewal term					3 months
Aircraft Leases Variable [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Lease operating lease remaining lease term					5 years
Lessee operating lease renewal term					12 months
SAC Leasing G Two Eighty LLC Credit Facility [Member] | Line of Credit [Member]
Loss Contingencies [Line Items]
Repayments of line of credit	$ 3,000		$ 9,000	$ 9,000
Line of credit facility maximum borrowing capacity					$ 40,500
Gulfstream G Two Eighty [Member]
Loss Contingencies [Line Items]
Purchase obligation					79,000
Deposits assets retained			3,000
Deposits assets returned				9,000
Payments for deposits		$ 12,000
Gulfstream G Two Eighty [Member] | SAC Leasing G Two Eighty LLC Credit Facility [Member]
Loss Contingencies [Line Items]
Deposits assets			$ 12,000	$ 12,000
Gulfstream G280 [Member]
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts | Integer							4
Purchase obligation							$ 79,000
Deposits assets					$ 48,000	$ 48,000
Liquidated damages per aircraft							$ 3,000